Inventory	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventory	Inventory

For the year ended December 31	2024	2023
Wireless devices and accessories	239	190
Merchandise and other	181	275
Total inventory	420	465
The total amount of inventory subsequently recognized as an expense in cost of revenues was $3,133 million and $3,334 million for 2024 and 2023, respectively.